Revenue - Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenue
Commercial products	€ 193,790	€ 55,710	€ 443,480	€ 153,598
Rendering of services and clinical supply	6,134	1,272	13,228	9,637
Licenses	788	851	3,002	26,490
Milestones	12,922		12,922
Total revenue	213,634	57,833	472,632	189,725
Revenue (geographical)
Total revenue	213,634	57,833	472,632	189,725
Europe [Member]
Revenue
Total revenue	33,381	8,151	82,602	14,800
Revenue (geographical)
Total revenue	33,381	8,151	82,602	14,800
North America [member]
Revenue
Total revenue	161,133	48,758	343,266	170,833
Revenue (geographical)
Total revenue	161,133	48,758	343,266	170,833
Rest of world [member]
Revenue
Total revenue	19,120	924	46,764	4,092
Revenue (geographical)
Total revenue	€ 19,120	€ 924	€ 46,764	€ 4,092